Series A Warrants and Series B Warrants (Tables)	12 Months Ended
Dec. 31, 2014
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Summary of Outstanding Series B Warrants and Fair Market Values

As of November 18, 2014 and December 31, 2014, the outstanding Series B warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	15 months	Adjustable	2,449,605	Adjustable	$11,649,106	$17,438,731